Summary of Amounts Arising from Insurance Contracts (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	$ 5,027	$ 4,534
Fee income and other revenue	353	343
Insurance Claims and Related Expenses	2,900	2,707
Insurance Revenue	5,380	4,877
Gross amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	5,740	5,186
Insurance Claims and Related Expenses	3,094	2,841
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	713	652
Insurance Claims and Related Expenses	$ 194	$ 134